Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2016	Feb. 24, 2017
Document Information [Line Items]
Entity Registrant Name	CATASYS, INC.
Entity Central Index Key	0001136174
Trading Symbol	cats
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		55,288,458
Document Type	S-1/A
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Amendment No. 1 to the S-1.